CONCENTRATION	12 Months Ended
Dec. 31, 2015
CONCENTRATION [Abstract]
CONCENTRATION

NOTE 3 – CONCENTRATION

Concentration of major customers and suppliers:

	Year ended December 31,
	2015		2014		2013

Major customers with revenues of more than 10% of the Company's sales
Company A (3rd Party)	$26,720,983	23%	$-	-	$18,570,574	16%
Company B (3rd Party)	19,159,563	16%	-	-	-	-
Company C (3rd Party)	-	-	17,880,306	14%	12,368,270	11%
Company D (3rd Party)	-	-	-	-	11,380,839	10%
Company E (3rd Party)	14,280,544	12%	24,915,113	20%	-	-
Company F (3rd Party)	17,831,266	15%	20,361,459	17%	-	-
Company G (3rd Party)	-	-	15,503,953	13%	-	-
Total Revenues	$77,992,356	66%	$78,660,831	64%	$42,319,683	37%

	Year ended December 31,
	2015		2014		2013

Major suppliers with purchases of more than 10% of the Company's purchases
Company X (3rd Party)	$22,137,683	21%	$20,021,833	19%	$-	-
Company Y (3rd Party)	36,094,431	35%	54,268,855	51%	32,748,784	32%
Company Z (3rd Party)	-	-	-	-	47,407,595	46%
Company U (3rd Party)	11,729,136	11%	-	-	-	-
Company V (3rd Party)	30,382,342	29%	12,919,182	12%	-	-
Total Purchase	$100,343,592	96%	$87,209,870	82%	$80,156,379	78%

Accounts receivable related to the Company's major customers comprised 27% and 63% of all accounts receivable as of December 31, 2015 and 2014, respectively.

Accounts payable related to the Company's major suppliers comprised nil of all accounts payable as of December 31, 2015 and 2014, respectively.